Note 22 - Segment and Geographic Information (Detail) - Operations of the Group's Operating Segments: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 29,599,486	$ 53,008,065	$ 59,716,042
Cost of revenues	8,089,394	8,770,617	8,497,145
General and administrative	11,387,381	11,227,632	13,208,337
Product development	10,735,570	13,313,635	13,027,879
Sales and marketing	13,072,017	21,337,799	26,991,093
Loss from impairment of intangible assets		4,078,084
Loss from impairment of goodwill		13,463,224
Total operating expenses	35,194,968	63,420,374	53,227,309
Government subsidies	75,883	265,016	514,113
Loss from operations	(13,608,993)	(18,917,910)	(1,494,299)
Total assets	121,370,995	159,976,683	180,090,582
Subscription Services And Other Related Services [Member]
Net revenues	25,781,724	49,468,401	56,712,796
Cost of revenues	7,297,061	8,462,096	8,098,809
General and administrative	8,515,833	8,319,593	10,976,571
Product development	10,735,570	13,313,635	13,027,879
Sales and marketing	12,500,788	20,714,263	25,241,232
Loss from impairment of intangible assets		3,949,420
Loss from impairment of goodwill		12,195,398
Total operating expenses	31,752,191	58,492,309	49,245,682
Government subsidies	75,883	265,016	514,113
Loss from operations	(13,191,645)	(17,220,988)	(117,582)
Total assets	72,474,437	106,811,438	147,245,516
Brokerage Services [Member]
Net revenues	3,817,762	3,539,664	3,003,246
Cost of revenues	792,333	308,521	398,336
General and administrative	2,871,548	2,908,039	2,231,766
Sales and marketing	571,229	623,536	1,749,861
Loss from impairment of intangible assets		128,664
Loss from impairment of goodwill		1,267,826
Total operating expenses	3,442,777	4,928,065	3,981,627
Loss from operations	(417,348)	(1,696,922)	(1,376,717)
Total assets	$ 48,896,558	$ 53,165,245	$ 32,845,066